Not FDIC Insured May Lose Value No Bank Guarantee
158-Q3PH

Statement of Investments
(unaudited)
Franklin Rising Dividends Fund 2
Notes to Statement of Investments 5

Franklin Managed Trust
Statement of Investments (unaudited), June 30, 2021
Franklin Rising Dividends Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Shares
a
Value
a
Common Stocks 98.9%
Aerospace & Defense 3.6%
General Dynamics Corp. .............................................. 1,713,090 $ 322,506,323
Raytheon Technologies Corp. .......................................... 7,669,928 654,321,558
976,827,881
Air Freight & Logistics 2.2%
United Parcel Service, Inc., B .......................................... 2,784,500 579,092,465
Banks 1.3%
JPMorgan Chase & Co. ............................................... 2,194,100 341,270,314
Beverages 1.5%
PepsiCo, Inc. ...................................................... 2,764,077 409,553,289
Biotechnology 1.0%
AbbVie, Inc. ....................................................... 2,353,100 265,053,184
Building Products 1.9%
Johnson Controls International plc ....................................... 7,233,349 496,424,742
Capital Markets 1.1%
Nasdaq, Inc. ....................................................... 1,753,250 308,221,350
Chemicals 10.1%
Air Products and Chemicals, Inc. ........................................ 2,618,658 753,335,533
Albemarle Corp. .................................................... 3,535,400 595,573,484
Ecolab, Inc. ........................................................ 1,878,572 386,929,475
Linde plc .......................................................... 2,997,335 866,529,549
Sherwin-Williams Co. (The) ............................................ 339,800 92,578,510
2,694,946,551
Commercial Services & Supplies 1.8%
Cintas Corp. ....................................................... 1,243,700 475,093,400
Electrical Equipment 0.6%
nVent Electric plc ................................................... 5,122,468 160,025,900
Food & Staples Retailing 1.4%
Walmart, Inc. ...................................................... 2,644,664 372,950,517
Food Products 1.3%
McCormick & Co., Inc. ............................................... 3,865,300 341,383,296
Health Care Equipment & Supplies 13.6%
Abbott Laboratories .................................................. 4,640,800 538,007,944
Becton Dickinson and Co. ............................................. 2,492,056 606,043,099
Medtronic plc ...................................................... 5,750,000 713,747,500
Stryker Corp. ...................................................... 3,750,818 974,199,959
West Pharmaceutical Services, Inc. ...................................... 2,225,500 799,177,050
3,631,175,552
Health Care Providers & Services 2.5%
CVS Health Corp. ................................................... 1,389,300 115,923,192
UnitedHealth Group, Inc. .............................................. 1,389,500 556,411,380
672,334,572
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp. ................................................... 1,948,154 450,004,093
Household Products 2.7%
Colgate-Palmolive Co. ............................................... 3,736,210 303,940,683
Procter & Gamble Co. (The) ........................................... 3,026,988 408,431,491
712,372,174

Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Industrial Conglomerates 8.0%
Carlisle Cos., Inc. ................................................... 841,829 $ 161,109,234
Honeywell International, Inc. ........................................... 3,178,100 697,116,235
Roper Technologies, Inc. .............................................. 2,701,602 1,270,293,260
2,128,518,729
Insurance 0.7%
Erie Indemnity Co., A ................................................. 971,922 187,921,119
IT Services 6.4%
Accenture plc, A .................................................... 3,560,700 1,049,658,753
Visa, Inc., A ........................................................ 2,828,900 661,453,398
1,711,112,151
Machinery 3.4%
Donaldson Co., Inc. ................................................. 2,809,804 178,506,848
Dover Corp. ....................................................... 2,846,300 428,652,780
Pentair plc ........................................................ 4,521,168 305,133,629
912,293,257
Multiline Retail 3.0%
Target Corp. ....................................................... 3,268,791 790,197,536
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp. ..................................................... 2,309,300 241,876,082
EOG Resources, Inc. ................................................ 1,827,500 152,486,600
Exxon Mobil Corp. ................................................... 2,236,800 141,097,344
535,460,026
Pharmaceuticals 2.5%
Johnson & Johnson ................................................. 2,927,000 482,193,980
Pfizer, Inc. ......................................................... 5,096,300 199,571,108
681,765,088
Road & Rail 1.4%
Norfolk Southern Corp. ............................................... 1,372,653 364,315,833
Semiconductors & Semiconductor Equipment 6.9%
Analog Devices, Inc. ................................................. 5,270,419 907,355,335
Texas Instruments, Inc. ............................................... 4,875,100 937,481,730
1,844,837,065
Software 8.9%
Microsoft Corp. ..................................................... 8,772,800 2,376,551,520
Specialty Retail 4.0%
Lowe's Cos., Inc. .................................................... 2,950,500 572,308,485
Ross Stores, Inc. ................................................... 4,025,550 499,168,200
1,071,476,685
Textiles, Apparel & Luxury Goods 2.5%
NIKE, Inc., B ....................................................... 4,335,900 669,853,191
Trading Companies & Distributors 0.9%
WW Grainger, Inc. ................................................... 582,100 254,959,800
Total Common Stocks (Cost $9,844,193,626) ....................................
26,415,991,280
a a a a

Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments 1.1%
a a
Shares
a
Value
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 294,195,971 $ 294,195,971
Total Money Market Funds (Cost $294,195,971) .................................
294,195,971
Total Short Term Investments (Cost $294,195,971 ) ...............................
294,195,971
a
Total Investments (Cost $10,138,389,597) 100.0% ...............................
$26,710,187,251
Other Assets, less Liabilities (0.0)%
†
...........................................
(13,497,324)
Net Assets 100.0% ...........................................................
$26,696,689,927
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Statement of Investments.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $274,357,053 $851,549,263 $(831,710,345) $— $— $294,195,971 294,195,971 $9,923
Total Affiliated Securities .... $274,357,053 $851,549,263 $(831,710,345) $— $— $294,195,971 $9,923
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.